Summary of Significant Accounting Policies and Basis of Presentation (as restated) (Details) - Schedule of restatement on the balance sheet - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Nov. 24, 2020
As Previously Reported [Member]
Summary of Significant Accounting Policies and Basis of Presentation (as restated) (Details) - Schedule of restatement on the balance sheet [Line Items]
Class A common stock subject to possible redemption	$ 175,687,640	$ 181,261,260
Class A common stock	308	252	$ 322	$ 295
Additional paid-in capital	7,424,256	1,850,692	8,880,763	6,831,060
Accumulated deficit	(2,425,074)	3,148,545	(3,881,651)	(1,831,925)
Total stockholders’ equity (deficit)	5,000,006	5,000,005	5,000,009	5,000,005
Adjustment [Member]
Summary of Significant Accounting Policies and Basis of Presentation (as restated) (Details) - Schedule of restatement on the balance sheet [Line Items]
Class A common stock subject to possible redemption	30,812,360	25,238,740
Class A common stock	(308)	(252)	(322)	(295)
Additional paid-in capital	(7,424,256)	(1,850,692)	(8,880,763)	(6,831,060)
Accumulated deficit	(23,387,796)	(23,387,796)	(23,387,855)	(22,667,945)
Total stockholders’ equity (deficit)	(30,812,360)	(25,238,740)	(32,268,940)	(29,499,300)
As Restated [Member]
Summary of Significant Accounting Policies and Basis of Presentation (as restated) (Details) - Schedule of restatement on the balance sheet [Line Items]
Class A common stock subject to possible redemption	206,500,000	206,500,000
Class A common stock
Additional paid-in capital
Accumulated deficit	(25,812,870)	(20,239,251)	(27,269,506)	(24,499,870)
Total stockholders’ equity (deficit)	$ (25,812,354)	$ (20,238,735)	$ (27,268,931)	$ (24,499,295)